NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2015
NET INCOME PER SHARE
NET INCOME PER SHARE

3. NET INCOME PER SHARE

        Basic net income per Class A and Class B ordinary share for the years ended December 31, 2013, 2014 and 2015 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period, including restricted shares. Diluted net income per ordinary share is computed using the effect of the outstanding Share-Based Awards calculated using the "treasury stock" method.

        The computation of the diluted net income per Class A share assumes the conversion of Class B shares, while the diluted net income per Class B share does not assume the conversion of those shares. The net income per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income per ordinary share computation, because their effect was anti-dilutive for the years ended December 31, 2013, 2014 and 2015, was 1,346,000, 1,558,500 and 4,652,546, respectively.

        The Company's outstanding convertible debt provides for a flexible settlement feature. The Company intends to settle upon conversion the principal amount of the debt for cash and the conversion premium for Class A shares. The convertible debt is included in the calculation of diluted net income per share if its inclusion is dilutive under the treasury stock method. The convertible debt was anti-dilutive in the years ended December 31, 2013, 2014 and 2015.

        The components of basic and diluted net income per share were as follows:

	Year ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	9,674	3,800	13,300	3,720	7,992	109.7	1,687	23.1
Reallocation of net income as a result of conversion of Class B to Class A shares	3,800	—	3,720	—	1,687	23.1	—	—
Reallocation of net income to Class B shares	—	37	—	32	—	—	11	0.2

Net income, allocated for diluted	13,474	3,837	17,020	3,752	9,679	132.8	1,698	23.3
Weighted average ordinary shares outstanding—basic	234,522,372	92,135,406	249,543,232	69,793,550	263,033,597	263,033,597	55,508,290	55,508,290
Dilutive effect of:
Conversion of Class B to Class A shares	92,135,406	—	69,793,550	—	55,508,290	55,508,290	—	—
Share-Based Awards	7,913,434	3,138,966	6,273,495	1,988,808	5,171,550	5,171,550	1,258,731	1,258,731

Weighted average ordinary shares outstanding—diluted	334,571,212	95,274,372	325,610,277	71,782,358	323,713,437	323,713,437	56,767,021	56,767,021

Net income per share attributable to ordinary shareholders:
Basic	41.25	41.25	53.30	53.30	30.39	0.42	30.39	0.42

Diluted	40.27	40.27	52.27	52.27	29.90	0.41	29.90	0.41